SCHEDULE OF OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued payroll and related taxes		$ 208	$ 140
Provision for vacation		67	50
Management and directors		1,752	230
Accrued expenses and other accounts payables		2,257	1,896
Other current liabilities	$ 3,501	$ 4,284	$ 2,316